UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31

Date of reporting period:  MARCH 31, 2008



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING MARCH 31, 2008

                      USAA TAX EXEMPT LONG-TERM FUND



[LOGO OF USAA]
    USAA(R)

                                 USAA TAX EXEMPT
                                        LONG-TERM Fund

                                     [GRAPHIC OF USAA TAX EXEMPT LONG-TERM FUND]

                             A n n u a l  R e p o r t

--------------------------------------------------------------------------------
    MARCH 31, 2008

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   2

MANAGERS' COMMENTARY                                                         4

FUND RECOGNITION                                                             7

INVESTMENT OVERVIEW                                                          9

FINANCIAL INFORMATION

   Distributions to Shareholders                                            17

   Report of Independent Registered Public Accounting Firm                  18

   Portfolio of Investments                                                 19

   Notes to Portfolio of Investments                                        33

   Financial Statements                                                     35

   Notes to Financial Statements                                            38

EXPENSE EXAMPLE                                                             49

TRUSTEES' AND OFFICERS' INFORMATION                                         51

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2008, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                           "

[PHOTO OF CHRISTOPHER W. CLAUS]           IN THE CHAOS OF THIS MARKET SELL-OFF,
                                        OPPORTUNITIES HAVE PRESENTED THEMSELVES.

                                                           "

                                                                      April 2008
--------------------------------------------------------------------------------

Does every dark cloud have a silver lining? Investors would be forgiven for wondering about the truth of this aphorism, because it has certainly been put to the test over the last 12 months. Problems in the mortgage sector spilled into most areas of the stock and bond markets, creating a volatile market. But one outcome of the turmoil - a global credit crunch and the unwinding of leveraged investment strategies - has led to an attractive buying opportunity - in fact, among the most attractive many of us at USAA have ever seen - for quality municipal securities.

Municipal bonds always have been favored for their tax-exempt status. The income they generate usually is free from income taxes at the federal and, in some cases, state level. However, as I write to you in mid-April, high-quality municipal securities are trading at unprecedented levels, offering higher yields than Treasuries - a very unusual situation. For instance, on March 31, 2008, the 30-day SEC yield* on the USAA Tax Exempt Long-Term Fund was 4.46%. (To match that, a fully taxable investment for those in the 35% tax bracket must pay 6.86%.)** At the end of the day, it is my opinion that tax-exempt investing doesn't get much better than this.

We are seeing the results of "irrational despondency," in my opinion. As the credit crunch unfolded, many financial institutions had to raise money to fund minimum capital requirements, or in the case of hedge funds, to meet margin calls. Unable to liquidate their lowest-quality holdings, these large investors were forced to sell what they would prefer to keep: their quality municipal bonds. As the selling accelerated and the market was flooded with supply, investors appeared to adopt a negative outlook on the asset class, which I believe pushed the prices of municipal bonds below their intrinsic value.

In the chaos of this market sell-off, opportunities have presented themselves - especially to investors who can look through the headlines and discern where value lies. At the time of this writing, we believe that there are compelling buying opportunities in the municipal bond market. Furthermore, as the forced selling subsides and liquidity improves, municipal bond prices are likely to increase, which could add value to tax-exempt holdings beyond the attractive after-tax yields investors already may have received.

Tax-exempt securities could become even more appealing in the months ahead. In my opinion, the federal government - no matter which party wins the November

 . . . C O N T I N U E D
========================--------------------------------------------------------

election - will consider raising income taxes to fund the war, Social Security, and Medicare, among other things. Even if there isn't a tax increase, I think there may be fewer deductions available to taxpayers. If so, more people will want to shelter their income, and tax-exempt investing is one way to do it.

At USAA Investment Management Company, we continue to be pleased with the performance of your tax-exempt funds. We also remain committed to providing our members and shareholders with tax-exempt income that is not subject to the alternative minimum tax (AMT) for individual taxpayers. All in all, I believe we offer superior value.

From all of us here, thank you for your business. We appreciate the opportunity to help you with your investment needs.

Sincerely,

/S/ CHRISTOPHER W. CLAUS

Christopher W. Claus
President and Vice Chairman of the Board
USAA Mutual Funds Trust

*CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

**As of 3/31/08, the USAA Tax Exempt Long-Term Fund had average annual returns of 1-year -1.98%, 5-year 3.60%, 10-year 4.45%, with dividend returns of 4.51%, 4.56%, and 5.05%, respectively; to match those dividend returns for the same time period, a fully taxable investment for the 35% tax bracket must pay 1-year 6.94%, 5-year 7.02%, 10-year 7.77%. The tax-equivalent figures are calculated for illustrative purposes only. They are not an indication of performance for any of the USAA family of funds. Taxable-equivalent returns or yields will vary depending on applicable tax rates. The Fund's expense ratio is 0.55%.

THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED AUGUST 1, 2007, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US AT (800) 531-USAA FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR. READ IT CAREFULLY BEFORE INVESTING.

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF ROBERT R. PARISEAU]            [PHOTO OF JOHN C. BONNELL]
   ROBERT R. PARISEAU, CFA*                 JOHN C. BONNELL, CFA
   USAA Investment Management Company       USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM APRIL 1, 2007, TO MARCH 31, 2008?

         Your USAA Tax Exempt Long-Term Fund had a total return of -1.98% versus an average of -0.84% for the 235 funds in the Lipper General Municipal Debt Funds Average for the one-year period ended March 31, 2008. This compares to a 1.90% return for the Lehman Brothers Municipal Bond Index and a -0.79% return for the Lipper General Municipal Debt Funds Index. The Fund's tax-exempt distributions over the prior 12 months produced a dividend yield of 4.90%, above the 4.00% of the Lipper category average.

WHAT WERE THE RELEVANT MARKET CONDITIONS DURING THE PERIOD?

         In September 2007, the Federal Reserve Board (the Fed) began cutting short-term interest rates in response to a liquidity squeeze in the credit markets that was sparked by problems in the subprime mortgage sector. Fed governors seemed to believe the need for liquidity and the risk of a recession outweighed the possibility that lower interest rates would increase inflationary pressures. By March 31, 2008, the federal funds rate stood at 2.25%, down from 5.25% in less than a year.

         The lack of liquidity in the credit markets drove municipal, mortgage, and corporate bond yields higher as investors fled to the safety of U.S. government securities, pushing Treasury yields

         *ROBERT PARISEAU, VICE PRESIDENT OF FIXED INCOME MUTUAL FUND PORTFOLIOS AND CO-MANAGER OF THREE STATE BOND FUNDS AND THE TAX EXEMPT LONG-TERM FUND, ANNOUNCED HIS RETIREMENT FROM USAA INVESTMENT MANAGEMENT COMPANY EFFECTIVE MAY 31, 2008. HE JOINED THE COMPANY IN 1984, ADVANCING TO ASSISTANT VICE PRESIDENT IN 1995 AND TO HIS CURRENT POSITION IN 2004. JOHN BONNELL WILL REMAIN AS PORTFOLIO MANAGER FOR THESE FUNDS.

         REFER TO PAGES 13 AND 14 FOR BENCHMARK DEFINITIONS.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                    30-YEAR AAA G.O. AND TREASURY BOND YIELDS

              [CHART OF 30-YEAR AAA G.O. AND TREASURY BOND YIELDS]

                              30-YEAR MUNICIPAL                    30-YEAR U.S.
                               AAA G.O. BONDS                     TREASURY BONDS
 3/31/2007                          4.19%                             4.837%
  4/2/2007                          4.21                              4.837
  4/3/2007                          4.21                              4.849
  4/4/2007                          4.21                              4.843
  4/5/2007                          4.22                              4.875
  4/6/2007                          4.22                              4.921
  4/9/2007                          4.25                              4.919
 4/10/2007                          4.28                              4.905
 4/11/2007                          4.27                              4.909
 4/12/2007                          4.27                              4.908
 4/13/2007                          4.27                              4.931
 4/16/2007                          4.29                              4.891
 4/17/2007                          4.29                              4.844
 4/18/2007                          4.29                              4.816
 4/19/2007                          4.25                              4.834
 4/20/2007                          4.23                              4.846
 4/23/2007                          4.23                              4.823
 4/24/2007                          4.23                              4.807
 4/25/2007                          4.22                              4.834
 4/26/2007                          4.22                              4.882
 4/27/2007                          4.23                              4.882
 4/30/2007                          4.23                              4.814
  5/1/2007                          4.21                              4.816
  5/2/2007                          4.21                              4.816
  5/3/2007                          4.21                              4.839
  5/4/2007                          4.23                              4.806
  5/7/2007                          4.21                              4.783
  5/8/2007                          4.21                              4.803
  5/9/2007                          4.20                              4.837
 5/10/2007                          4.20                              4.823
 5/11/2007                          4.21                              4.850
 5/14/2007                          4.21                              4.869
 5/15/2007                          4.23                              4.876
 5/16/2007                          4.25                              4.880
 5/17/2007                          4.26                              4.914
 5/18/2007                          4.29                              4.959
 5/21/2007                          4.31                              4.938
 5/22/2007                          4.33                              4.981
 5/23/2007                          4.35                              5.004
 5/24/2007                          4.37                              4.991
 5/25/2007                          4.37                              5.003
 5/28/2007                          4.37                              5.003
 5/29/2007                          4.37                              5.018
 5/30/2007                          4.38                              5.002
 5/31/2007                          4.38                              5.011
  6/1/2007                          4.40                              5.058
  6/4/2007                          4.44                              5.023
  6/5/2007                          4.44                              5.088
  6/6/2007                          4.46                              5.082
  6/7/2007                          4.46                              5.231
  6/8/2007                          4.53                              5.208
 6/11/2007                          4.55                              5.257
 6/12/2007                          4.56                              5.403
 6/13/2007                          4.62                              5.280
 6/14/2007                          4.63                              5.302
 6/15/2007                          4.64                              5.260
 6/18/2007                          4.61                              5.253
 6/19/2007                          4.61                              5.196
 6/20/2007                          4.61                              5.242
 6/21/2007                          4.62                              5.305
 6/22/2007                          4.62                              5.249
 6/25/2007                          4.61                              5.204
 6/26/2007                          4.59                              5.200
 6/27/2007                          4.59                              5.195
 6/28/2007                          4.59                              5.203
 6/29/2007                          4.59                              5.125
  7/2/2007                          4.57                              5.091
  7/3/2007                          4.57                              5.140
  7/4/2007                          4.57                              5.140
  7/5/2007                          4.57                              5.232
  7/6/2007                          4.57                              5.270
  7/9/2007                          4.62                              5.237
 7/10/2007                          4.61                              5.119
 7/11/2007                          4.55                              5.191
 7/12/2007                          4.54                              5.223
 7/13/2007                          4.55                              5.186
 7/16/2007                          4.54                              5.127
 7/17/2007                          4.53                              5.139
 7/18/2007                          4.54                              5.124
 7/19/2007                          4.51                              5.110
 7/20/2007                          4.51                              5.059
 7/23/2007                          4.49                              5.058
 7/24/2007                          4.49                              5.031
 7/25/2007                          4.49                              5.025
 7/26/2007                          4.48                              4.954
 7/27/2007                          4.45                              4.933
 7/30/2007                          4.45                              4.955
 7/31/2007                          4.45                              4.903
  8/1/2007                          4.45                              4.923
  8/2/2007                          4.44                              4.913
  8/3/2007                          4.44                              4.866
  8/6/2007                          4.44                              4.910
  8/7/2007                          4.47                              4.928
  8/8/2007                          4.49                              5.042
  8/9/2007                          4.55                              5.021
 8/10/2007                          4.55                              5.034
 8/13/2007                          4.55                              5.001
 8/14/2007                          4.55                              4.989
 8/15/2007                          4.57                              5.027
 8/16/2007                          4.58                              4.959
 8/17/2007                          4.66                              4.987
 8/20/2007                          4.71                              4.966
 8/21/2007                          4.71                              4.949
 8/22/2007                          4.71                              4.962
 8/23/2007                          4.73                              4.937
 8/24/2007                          4.73                              4.885
 8/27/2007                          4.76                              4.859
 8/28/2007                          4.75                              4.841
 8/29/2007                          4.71                              4.880
 8/30/2007                          4.64                              4.825
 8/31/2007                          4.64                              4.823
  9/3/2007                          4.64                              4.823
  9/4/2007                          4.64                              4.831
  9/5/2007                          4.64                              4.771
  9/6/2007                          4.58                              4.796
  9/7/2007                          4.53                              4.698
 9/10/2007                          4.41                              4.638
 9/11/2007                          4.35                              4.654
 9/12/2007                          4.35                              4.687
 9/13/2007                          4.35                              4.733
 9/14/2007                          4.38                              4.720
 9/17/2007                          4.39                              4.699
 9/18/2007                          4.40                              4.755
 9/19/2007                          4.42                              4.836
 9/20/2007                          4.45                              4.965
 9/21/2007                          4.52                              4.886
 9/24/2007                          4.53                              4.883
 9/25/2007                          4.54                              4.903
 9/26/2007                          4.52                              4.893
 9/27/2007                          4.52                              4.835
 9/28/2007                          4.49                              4.837
 10/1/2007                          4.47                              4.787
 10/2/2007                          4.46                              4.768
 10/3/2007                          4.43                              4.797
 10/4/2007                          4.42                              4.757
 10/5/2007                          4.40                              4.866
 10/8/2007                          4.40                              4.866
 10/9/2007                          4.44                              4.863
10/10/2007                          4.44                              4.868
10/11/2007                          4.45                              4.864
10/12/2007                          4.46                              4.902
10/15/2007                          4.46                              4.913
10/16/2007                          4.46                              4.904
10/17/2007                          4.45                              4.826
10/18/2007                          4.40                              4.771
10/19/2007                          4.36                              4.687
10/22/2008                          4.32                              4.689
10/23/2008                          4.31                              4.695
10/24/2008                          4.31                              4.643
10/25/2008                          4.29                              4.684
10/26/2008                          4.30                              4.699
10/29/2007                          4.32                              4.665
10/30/2007                          4.33                              4.675
10/31/2007                          4.35                              4.747
 11/1/2007                          4.37                              4.637
 11/2/2007                          4.35                              4.617
 11/5/2007                          4.35                              4.628
 11/6/2007                          4.37                              4.668
 11/7/2007                          4.46                              4.654
 11/8/2007                          4.50                              4.668
 11/9/2007                          4.53                              4.604
11/12/2007                          4.53                              4.604
11/13/2007                          4.53                              4.616
11/14/2007                          4.53                              4.598
11/15/2007                          4.53                              4.520
11/16/2007                          4.52                              4.535
11/19/2007                          4.50                              4.477
11/20/2007                          4.45                              4.499
11/21/2007                          4.44                              4.460
11/22/2007                          4.44                              4.460
11/23/2007                          4.42                              4.426
11/26/2007                          4.41                              4.291
11/27/2007                          4.41                              4.364
11/28/2007                          4.42                              4.419
11/29/2007                          4.42                              4.346
11/30/2007                          4.39                              4.380
 12/3/2007                          4.39                              4.326
 12/4/2007                          4.37                              4.357
 12/5/2007                          4.35                              4.442
 12/6/2007                          4.35                              4.476
 12/7/2007                          4.37                              4.571
12/10/2007                          4.41                              4.620
12/11/2007                          4.44                              4.467
12/12/2007                          4.39                              4.542
12/13/2007                          4.42                              4.611
12/14/2007                          4.44                              4.659
12/17/2008                          4.45                              4.580
12/18/2008                          4.44                              4.536
12/19/2008                          4.42                              4.448
12/20/2008                          4.42                              4.480
12/21/2008                          4.41                              4.583
12/24/2007                          4.43                              4.616
12/25/2007                          4.43                              4.616
12/26/2007                          4.44                              4.671
12/27/2007                          4.44                              4.612
12/28/2007                          4.46                              4.496
12/31/2007                          4.43                              4.453
  1/1/2008                          4.43                              4.453
  1/2/2008                          4.41                              4.353
  1/3/2008                          4.36                              4.365
  1/4/2008                          4.36                              4.377
  1/7/2008                          4.30                              4.339
  1/8/2008                          4.27                              4.311
  1/9/2008                          4.24                              4.342
 1/10/2008                          4.21                              4.451
 1/11/2008                          4.24                              4.376
 1/14/2008                          4.23                              4.359
 1/15/2008                          4.23                              4.273
 1/16/2008                          4.21                              4.343
 1/17/2008                          4.20                              4.256
 1/18/2008                          4.19                              4.282
 1/21/2008                          4.19                              4.282
 1/22/2008                          4.19                              4.195
 1/23/2008                          4.16                              4.315
 1/24/2008                          4.15                              4.393
 1/25/2008                          4.20                              4.264
 1/28/2008                          4.22                              4.279
 1/29/2008                          4.24                              4.356
 1/30/2008                          4.27                              4.385
 1/31/2008                          4.29                              4.323
  2/1/2008                          4.31                              4.309
  2/4/2008                          4.32                              4.379
  2/5/2008                          4.34                              4.327
  2/6/2008                          4.34                              4.356
  2/7/2008                          4.35                              4.519
  2/8/2008                          4.36                              4.421
 2/11/2008                          4.36                              4.400
 2/12/2008                          4.34                              4.459
 2/13/2008                          4.34                              4.538
 2/14/2008                          4.34                              4.638
 2/15/2008                          4.39                              4.577
 2/18/2008                          4.39                              4.577
 2/19/2008                          4.41                              4.666
 2/20/2008                          4.41                              4.609
 2/21/2008                          4.42                              4.545
 2/22/2008                          4.45                              4.574
 2/25/2008                          4.47                              4.656
 2/26/2008                          4.57                              4.657
 2/27/2008                          4.60                              4.651
 2/28/2008                          4.68                              4.522
 2/29/2008                          4.78                              4.403
  3/3/2008                          5.00                              4.434
  3/4/2008                          5.05                              4.508
  3/5/2008                          5.06                              4.599
  3/6/2008                          5.02                              4.561
  3/7/2008                          4.99                              4.541
 3/10/2008                          4.94                              4.464
 3/11/2008                          4.90                              4.509
 3/12/2008                          4.89                              4.411
 3/13/2008                          4.90                              4.448
 3/14/2008                          4.92                              4.364
 3/17/2008                          4.90                              4.286
 3/18/2008                          4.90                              4.349
 3/19/2008                          4.90                              4.211
 3/20/2008                          4.90                              4.161
 3/21/2008                          4.90                              4.161
 3/24/2008                          4.89                              4.365
 3/25/2008                          4.92                              4.304
 3/26/2008                          4.92                              4.307
 3/27/2008                          4.94                              4.391
 3/28/2008                          4.96                              4.319
 3/31/2008                          4.96                              4.293

                                   [END CHART]

                   DATA FROM 3/31/07 THROUGH 3/31/08.

         lower. On March 31, 2008, the yield on 30-year tax-exempt AAA general obligation (G.O.) bonds reached 4.96%, up from 4.19% on April 1, 2007. The yield on a 30-year Treasury was 4.29%. Trading at 116% of Treasuries, municipals were at historically cheap levels at the end of the period.

         The tax-exempt market was volatile during the period, particularly during the summer 2007 liquidity crunch, when many large nontraditional crossover investors (such as hedge funds) were forced to sell their municipal holdings to cover the large decline in the value of their leveraged positions. Due to their strong credit quality, municipals were one of the only fixed-income asset classes besides Treasuries that remained liquid. The flood of selling overwhelmed demand, pushing down prices and boosting yields. Municipal credit spreads widened, but unlike previous credit cycles, the underlying fundamental outlook of municipals remained strong. Concern about bond insurers' stability led to more selling during the winter, even though traditional essential service municipal credits usually have little need for third-party credit support.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

         Meanwhile, concern about the bond insurers led investors to shun the auction-rate bond market. Issuers, no longer enjoying low auction rates, were motivated to convert their auction-rate bonds into fixed-rate bonds. Some of these conversions brought additional supply into the long-term market.

WHAT WERE YOUR STRATEGIES FOR BUYING AND SELLING?

         We  continue  to  invest  the  Fund  in  a  diversified   portfolio  of
         longer-term, primarily investment-grade municipal bonds that are not subject to the federal alternative minimum tax (AMT) for individuals.

         Our investments have an income orientation because OVER TIME INCOME USUALLY PROVIDES THE MAJORITY OF A BOND'S TOTAL RETURN, as shown at the top of page 10.

         We do not rely solely on credit agencies or bond insurers to do our work for us. We conduct our own research to identify opportunities not only in highly rated bonds, but also among attractively priced medium-grade securities (rated BBB and A), which potentially may add incremental tax-exempt income to the Fund.

WHAT IS THE OUTLOOK?

         We believe the direction of long-term rates is dependent largely on the market's expectations for inflation and long-term economic growth, rather than on the Fed's actions. The underlying credit quality of most municipalities remains solid, but municipal bond prices are likely to remain under pressure until the large supply, including auction-rate conversions, is absorbed by investors. Municipals should continue to be cheap relative to both Treasuries and corporate issues, providing us with opportunities to seek to improve the Fund's yield. As this yield advantage moves back toward the historical average, we expect some rebound in bond prices and significantly less day-to-day share-price volatility.

         In the meantime, shareholders should expect most of their return to come from the income generated by the Fund. We will continue working to seek to maximize the portfolio's after-tax total return. Thank you for the trust you have placed in us.

 F U N D
========------------------------------------------------------------------------
          RECOGNITION

                         USAA TAX EXEMPT LONG-TERM FUND

--------------------------------------------------------------------------------

                         OVERALL MORNINGSTAR RATING(TM)
               out of 252 municipal national long-term bond funds
                      for the period ending March 31, 2008:

                                 OVERALL RATING
                                   *  *  *  *

           3-YEAR                    5-YEAR                    10-YEAR
            * * *                   * * * *                    * * * *
      out of 252 funds          out of 248 funds          out of 197 funds

      The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. Ratings are based on risk-adjusted returns.

--------------------------------------------------------------------------------

                               PEERLESS PERFORMER

The American Association of Individual Investors included the USAA Tax Exempt Long-Term Fund among its "Peerless Performers: The Top Funds Over 5 Years." The Fund was among seven USAA funds recognized in the AAII Journal April issue for beating their peer groups based on five-year annualized total returns over a five-year period ended December 31, 2007.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR.

THE AMERICAN ASSOCIATION OF INDIVIDUAL INVESTORS (AAII) IS AN INDEPENDENT NONPROFIT ASSOCIATION WHOSE PURPOSE IS TO HELP ITS MEMBERS BECOME EFFECTIVE MANAGERS OF THEIR OWN ASSETS THROUGH PROGRAMS OF EDUCATION, INFORMATION, AND RESEARCH. IN ITS 27TH EDITION, 2008, OF THE INDIVIDUAL INVESTOR'S GUIDE TO THE TOP MUTUAL FUNDS, AAII RANKED MUTUAL FUNDS DURING THE PERIOD 2003-2007. TO BE RATED A TOP FUND, NO-LOAD AND LOW-LOAD MUTUAL FUNDS OPEN TO NEW INVESTORS MUST HAVE BEATEN THEIR PEER GROUP BENCHMARKS ON A FIVE-YEAR ANNUALIZED TOTAL RETURN BASIS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. GO TO WWW.AAII.COM FOR MORE INFORMATION.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         RECOGNITION

USAA TAX EXEMPT LONG-TERM FUND

                            LIPPER LEADERS (OVERALL)

                                       [5]
                                     EXPENSE

The Fund is listed as a Lipper Leader for Expense of 223 funds within the Lipper General Municipal Debt Funds category for the overall period ended March 31, 2008. The Fund received a Lipper Leader rating for Expense among 223, 217, and 149 funds for the three-, five-, and 10-year periods, respectively. Lipper ratings for Expense reflect funds' expense minimization relative to peers with similar load structures as of March 31, 2008.

RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE EXPENSE METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 4, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 2, AND THE LOWEST 20% ARE SCORED 1.* LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2008, REUTERS, ALL RIGHTS RESERVED.

*EFFECTIVE NOVEMBER 7, 2007, THE LIPPER LEADERS RATING SYSTEM CHANGED THE NUMERIC ORGANIZATION OF ITS LIPPER LEADER CLASSIFICATIONS. WHILE THE FORMULAS AND UNDERLYING METHODOLOGY REMAIN THE SAME, THE HIGHEST 20% NOW ARE RATED 5, OR LIPPER LEADERS, AND THE LOWEST 20% ARE RATED 1 FOR EACH MEASURE. PREVIOUSLY, A RATING OF 5 WAS CONSIDERED THE LOWEST RATING AND 1 WAS CONSIDERED THE HIGHEST, OR A LIPPER LEADER.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA TAX EXEMPT LONG-TERM FUND (Ticker Symbol: USTEX)

OBJECTIVE
--------------------------------------------------------------------------------

Interest income that is exempt from federal income tax.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

Invests primarily in investment-grade tax-exempt securities. The dollar-weighted average portfolio maturity for the Fund is 10 years or more.

-----------------------------------------------------------------------------------------
                                                          3/31/08             3/31/07
-----------------------------------------------------------------------------------------
Net Assets                                           $2,303.3 Million    $2,446.3 Million
Net Asset Value Per Share                                $12.97              $13.91
Tax-Exempt Dividends Per Share Last 12 Months            $0.636              $0.621
Capital Gain Distributions Per Share Last 12 Months      $0.037              $0.137

-----------------------------------------------------------------------------------------
                                                          3/31/08             3/31/07
-----------------------------------------------------------------------------------------
Dollar-Weighted Average
  Portfolio Maturity                                    16.0 Years           16.4 Years

DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THEM BY THE TOTAL DOLLAR VALUE OF THE FUND'S PORTFOLIO.

---------------------------------------------------------------------  ------------------
                   30-DAY SEC YIELD* AS OF 3/31/08                      EXPENSE RATIO(+)
---------------------------------------------------------------------  ------------------
 30-DAY SEC YIELD                                              4.46%          0.55%

*CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

(+) THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED AUGUST 1, 2007, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

NO  ADJUSTMENT  HAS  BEEN  MADE  FOR  TAXES  PAYABLE  BY  SHAREHOLDERS  ON THEIR
REINVESTED  NET   INVESTMENT   INCOME   DIVIDENDS  AND  REALIZED   CAPITAL  GAIN
DISTRIBUTIONS.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDED MARCH 31, 2008

-----------------------------------------------------------------------------------------
                   TOTAL RETURN       =       DIVIDEND RETURN       +       PRICE CHANGE
-----------------------------------------------------------------------------------------
10 YEARS               4.45%          =            5.05%            +           (0.60)%
5 YEARS                3.60%          =            4.56%            +           (0.96)%
1 YEAR                (1.98)%         =            4.51%            +           (6.49)%

         THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE 10-YEAR PERIOD ENDED MARCH 31, 2008

        [CHART OF ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS]

                TOTAL RETURN       DIVIDEND RETURN       CHANGE IN SHARE PRICE
3/31/1999           4.98%               5.55%                   -0.57%
3/31/2000          -2.95%               5.46%                   -8.41%
3/31/2001          11.35%               6.17%                    5.18%
3/31/2002           3.03%               5.27%                   -2.24%
3/31/2003          10.76%               5.27%                    5.49%
3/31/2004           7.01%               4.84%                    2.17%
3/31/2005           3.70%               4.55%                   -0.85%
3/31/2006           4.18%               4.45%                   -0.27%
3/31/2007           5.33%               4.56%                    0.77%
3/31/2008          -1.98%               4.51%                   -6.49%

                               [END CHART]

         TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE NET INVESTMENT INCOME DIVIDENDS RECEIVED OVER THE PERIOD, ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

--------------------------------------------------------------------------------
TAXABLE EQUIVALENT ILLUSTRATION
--------------------------------------------------------------------------------

To match the Fund's Dividend Return for the periods ended March 31, 2008,
and assuming marginal federal tax rates of:    25.00%   28.00%   33.00%   35.00%

A FULLY TAXABLE INVESTMENT MUST PAY THE FOLLOWING:

                 DIVIDEND
 PERIOD           RETURN
--------         --------
10 Years           5.05%                  6.73%      7.01%      7.54%      7.77%
5 Years            4.56%                  6.08%      6.33%      6.81%      7.02%
1 Year             4.51%                  6.01%      6.26%      6.73%      6.94%

To match the Fund's closing 30-day SEC Yield of 4.46% on March 31, 2008,
A FULLY TAXABLE INVESTMENT MUST PAY:      5.95%      6.19%      6.66%      6.86%

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent returns or yields will vary depending on applicable tax rates.

SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES OR THE FEDERAL ALTERNATIVE MINIMUM TAX. BASED ON 2007 TAX RATES.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                          [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                      LEHMAN BROTHERS           USAA TAX EXEMPT          LIPPER GENERAL MUNICIPAL
                   MUNICIPAL BOND INDEX          LONG-TERM FUND             DEBT FUNDS INDEX
03/31/98               $10,000.00                 $10,000.00                   $10,000.00
04/30/98                 9,954.88                   9,924.35                     9,939.21
05/31/98                10,112.36                  10,096.35                    10,100.51
06/30/98                10,152.27                  10,145.08                    10,136.76
07/31/98                10,177.65                  10,169.63                    10,156.60
08/31/98                10,334.91                  10,339.77                    10,314.91
09/30/98                10,463.75                  10,459.46                    10,437.35
10/31/98                10,463.54                  10,409.47                    10,399.28
11/30/98                10,500.20                  10,435.54                    10,434.22
12/31/98                10,526.66                  10,445.44                    10,452.50
01/31/99                10,651.82                  10,526.97                    10,566.58
02/28/99                10,605.40                  10,476.73                    10,506.93
03/31/99                10,619.93                  10,497.66                    10,511.36
04/30/99                10,646.39                  10,515.18                    10,540.65
05/31/99                10,584.79                  10,444.74                    10,465.42
06/30/99                10,432.52                  10,307.05                    10,299.62
07/31/99                10,470.48                  10,315.39                    10,318.29
08/31/99                10,386.53                  10,157.88                    10,195.39
09/30/99                10,390.87                  10,121.74                    10,168.93
10/31/99                10,278.29                   9,981.76                    10,027.51
11/30/99                10,387.62                  10,033.83                    10,123.00
12/31/99                10,310.18                   9,918.87                    10,026.66
01/31/00                10,265.28                   9,834.97                     9,946.25
02/29/00                10,384.58                   9,971.26                    10,087.10
03/31/00                10,611.47                  10,187.59                    10,308.21
04/30/00                10,548.78                  10,114.44                    10,237.47
05/31/00                10,493.91                  10,055.77                    10,168.86
06/30/00                10,771.98                  10,324.13                    10,430.84
07/31/00                10,921.87                  10,480.08                    10,576.27
08/31/00                11,090.19                  10,644.64                    10,742.80
09/30/00                11,032.49                  10,587.36                    10,676.03
10/31/00                11,152.88                  10,697.60                    10,787.22
11/30/00                11,237.26                  10,798.18                    10,858.80
12/31/00                11,514.90                  11,120.23                    11,139.29
01/31/01                11,629.00                  11,133.30                    11,222.39
02/28/01                11,665.87                  11,234.57                    11,274.77
03/31/01                11,770.42                  11,342.50                    11,369.49
04/30/01                11,642.88                  11,107.89                    11,210.04
05/31/01                11,768.25                  11,252.44                    11,338.26
06/30/01                11,846.99                  11,370.03                    11,432.73
07/31/01                12,022.47                  11,594.64                    11,612.85
08/31/01                12,220.51                  11,799.74                    11,821.73
09/30/01                12,179.51                  11,665.39                    11,724.28
10/31/01                12,324.63                  11,814.45                    11,846.67
11/30/01                12,220.73                  11,711.00                    11,725.69
12/31/01                12,105.11                  11,602.26                    11,601.53
01/31/02                12,315.08                  11,765.29                    11,782.12
02/28/02                12,463.45                  11,921.68                    11,925.06
03/31/02                12,219.21                  11,687.34                    11,698.54
04/30/02                12,458.03                  11,915.90                    11,911.09
05/31/02                12,533.73                  11,996.36                    11,985.15
06/30/02                12,666.26                  12,106.50                    12,100.28
07/31/02                12,829.16                  12,265.23                    12,255.25
08/31/02                12,983.38                  12,428.13                    12,375.71
09/30/02                13,267.75                  12,748.54                    12,639.83
10/31/02                13,047.81                  12,487.96                    12,371.12
11/30/02                12,993.58                  12,429.52                    12,325.39
12/31/02                13,267.75                  12,728.22                    12,602.24
01/31/03                13,234.13                  12,679.20                    12,524.31
02/28/03                13,419.16                  12,906.65                    12,715.28
03/31/03                13,427.18                  12,945.36                    12,694.44
04/30/03                13,515.90                  13,089.77                    12,809.28
05/31/03                13,832.37                  13,424.65                    13,114.25
06/30/03                13,773.59                  13,304.76                    13,045.87
07/31/03                13,291.61                  12,845.05                    12,601.29
08/31/03                13,390.74                  12,983.58                    12,694.08
09/30/03                13,784.43                  13,348.51                    13,067.04
10/31/03                13,715.02                  13,298.14                    13,019.78
11/30/03                13,857.97                  13,471.55                    13,167.55
12/31/03                13,972.71                  13,621.43                    13,275.37
01/31/04                14,052.75                  13,663.64                    13,320.10
02/29/04                14,264.24                  13,937.65                    13,529.74
03/31/04                14,214.57                  13,852.63                    13,451.57
04/30/04                13,877.92                  13,516.55                    13,150.26
05/31/04                13,827.60                  13,496.45                    13,107.80
06/30/04                13,877.92                  13,568.30                    13,151.84
07/31/04                14,060.56                  13,751.11                    13,312.54
08/31/04                14,342.33                  14,040.37                    13,561.85
09/30/04                14,418.46                  14,152.60                    13,640.09
10/31/04                14,542.54                  14,275.25                    13,749.93
11/30/04                14,422.58                  14,146.40                    13,647.50
12/31/04                14,598.71                  14,384.17                    13,824.42
01/31/05                14,735.15                  14,534.70                    13,961.04
02/28/05                14,686.13                  14,486.39                    13,925.36
03/31/05                14,593.51                  14,365.57                    13,820.37
04/30/05                14,823.65                  14,625.59                    14,035.78
05/31/05                14,928.42                  14,749.09                    14,145.09
06/30/05                15,021.04                  14,843.92                    14,232.83
07/31/05                14,953.15                  14,772.97                    14,181.86
08/31/05                15,104.12                  14,930.79                    14,326.88
09/30/05                15,002.39                  14,831.67                    14,225.03
10/31/05                14,911.28                  14,724.69                    14,139.38
11/30/05                14,982.86                  14,778.47                    14,203.72
12/31/05                15,111.71                  14,933.66                    14,336.18
01/31/06                15,152.49                  14,952.74                    14,374.81
02/28/06                15,254.22                  15,082.60                    14,487.69
03/31/06                15,149.02                  14,969.98                    14,404.13
04/30/06                15,143.81                  14,946.54                    14,391.01
05/31/06                15,211.27                  15,012.79                    14,463.67
06/30/06                15,154.00                  14,921.12                    14,405.62
07/31/06                15,334.26                  15,114.75                    14,580.86
08/31/06                15,561.80                  15,345.53                    14,797.62
09/30/06                15,670.04                  15,459.01                    14,900.02
10/31/06                15,768.30                  15,568.97                    14,996.69
11/30/06                15,899.74                  15,736.46                    15,122.32
12/31/06                15,843.56                  15,650.33                    15,067.73
01/31/07                15,803.00                  15,614.67                    15,037.86
02/28/07                16,011.24                  15,819.35                    15,217.81
03/31/07                15,971.76                  15,766.56                    15,179.09
04/30/07                16,019.04                  15,811.70                    15,226.17
05/31/07                15,948.11                  15,733.86                    15,161.15
06/30/07                15,865.47                  15,635.01                    15,076.93
07/31/07                15,988.46                  15,693.10                    15,149.76
08/31/07                15,919.48                  15,449.39                    15,005.23
09/30/07                16,155.05                  15,747.99                    15,219.08
10/31/07                16,227.06                  15,810.27                    15,263.37
11/30/07                16,330.53                  15,818.26                    15,289.18
12/31/07                16,375.86                  15,746.20                    15,276.14
01/31/08                16,582.36                  15,935.92                    15,457.39
02/29/08                15,823.17                  14,988.35                    14,668.03
03/31/08                16,275.43                  15,453.29                    15,058.85

                                      [END CHART]

         DATA FROM 3/31/98 THROUGH 3/31/08.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

The graph illustrates the comparison of a $10,000 investment in the USAA Tax Exempt Long-Term Fund to the following benchmarks:

           o The broad-based Lehman Brothers Municipal Bond Index is anunmanaged index that tracks total return performance for the long-term, investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the Lehman index, because the index does not reflect any deduction for fees, expenses, or taxes.

           o The unmanaged Lipper General Municipal Debt Funds Index tracks the total return performance of the 30 largest funds within the Lipper General Municipal Debt Funds category.

14

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                       12-MONTH DIVIDEND YIELD COMPARISON

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                            USAA TAX EXEMPT               LIPPER GENERAL MUNICIPAL
                            LONG-TERM FUND                   DEBT FUNDS AVERAGE
3/31/1999                        5.49%                             4.54%
3/31/2000                        5.93                              4.84
3/31/2001                        5.53                              4.65
3/31/2002                        5.34                              4.52
3/31/2003                        4.81                              4.17
3/31/2004                        4.58                              3.88
3/31/2005                        4.49                              3.90
3/31/2006                        4.43                              3.82
3/31/2007                        4.44                              3.79
3/31/2008                        4.90                              4.00

                                   [END CHART]

         THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING NET INVESTMENT INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST ADJUSTED MONTH-END NET ASSET VALUE. THE NET ASSET VALUE IS ADJUSTED FOR A PORTION OF THE CAPITAL GAINS DISTRIBUTED DURING THE PREVIOUS NINE MONTHS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 3/31/99 TO 3/31/08.

         THE  LIPPER  GENERAL   MUNICIPAL  DEBT  FUNDS  AVERAGE  IS  AN  AVERAGE
         PERFORMANCE LEVEL OF ALL GENERAL MUNICIPAL DEBT FUNDS, REPORTED BY LIPPER INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF MUTUAL FUNDS.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

------------------------------------------------------
                    TOP 10 INDUSTRIES
                     AS OF 3/31/2008
                    (% of Net Assets)
------------------------------------------------------

Hospital                                         22.9%

Escrowed Bonds                                   22.3%

General Obligation                               10.9%

Special Assessment/Tax/Fee                        8.7%

Education                                         6.5%

Nursing/CCRC                                      4.8%

Casinos & Gaming                                  4.0%

Toll Roads                                        3.3%

Electric Utilities                                2.2%

Appropriated Debt                                 2.0%
------------------------------------------------------

YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 19-32.

16

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

                              PORTFOLIO RATINGS MIX
                                    3/31/2008

                      [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                       34%
AA                                                        16%
A                                                         20%
BBB                                                       26%
Below Investment-Grade                                     2%
Securities with Short-Term Investment-Grade Ratings        2%

                         [END CHART]

         The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. These categories represent investment-grade quality. This chart reflects the highest rating of either Moody's Investors Service, Standard & Poor's Ratings, Fitch Ratings, Dominion Bond Rating Service Ltd., or A.M. Best Co., Inc., and includes any related credit enhancements. If any of the Fund's securities are unrated by these agencies, USAA Investment Management Company must determine the equivalent rating.

         PERCENTAGES ARE OF THE TOTAL MARKET VALUE OF THE FUND'S INVESTMENTS.

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                           to SHAREHOLDERS

USAA TAX EXEMPT LONG-TERM FUND

         The following federal tax information related to the Fund's fiscal year ended March 31, 2008, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2009.

         The net investment income earned and distributed by the Fund during the fiscal year ended March 31, 2008, was 100% tax-exempt for federal income tax purposes.

         Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $4,615,000 as long-term capital gains for the fiscal year ended March 31, 2008.

18

 R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D
========================--------------------------------------------------------
                         Public ACCOUNTING Firm

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA TAX EXEMPT LONG-TERM FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Tax Exempt Long-Term Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of March 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Tax Exempt Long-Term Fund at March 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
May 15, 2008

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA TAX EXEMPT LONG-TERM FUND
MARCH 31, 2008

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

         PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         PERIODIC AUCTION RESET BONDS - interest rates are reset periodically through an auction mechanism. The bonds have the option to be sold at face value at each interest rate reset date to the extent that there are sufficient bids in the auction.

         VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

         (INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., CIFG Assurance, N.A., Financial Guaranty Insurance Co., Financial Security Assurance Holding Ltd.,

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA TAX EXEMPT LONG-TERM FUND
MARCH 31, 2008

                MBIA Insurance Corp., Radian Asset Assurance Inc., or XL Capital Assurance.

         (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Bank of America, N.A., Dexia Credit Local, La Salle Bank, N.A., Landesbank Hessen-Thuringen, Merrill Lynch & Co., Inc., Northern Trust Co., or Wachovia Bank, N.A.

         (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from one of the following: Florida General Obligation, Merrill Lynch & Co., Inc., Municipal Securities Purchase, Inc., Texas Permanent School Fund, or Utah General Obligation.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

         EDA    Economic Development Authority
         EDC    Economic Development Corp.
         ETM    Escrowed to final maturity
         IDA    Industrial Development Authority/Agency
         IDC    Industrial Development Corp.
         ISD    Independent School District
         MTA    Metropolitan Transportation Authority
         PRE    Prerefunded to a date prior to maturity

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT LONG-TERM FUND
MARCH 31, 2008

PRINCIPAL                                                              COUPON              FINAL             MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
             FIXED-RATE INSTRUMENTS (97.3%)

             ALABAMA (2.2%)
  $ 1,000    Marshall County Health Care Auth.                           6.25%         1/01/2022         $    1,049
    1,150    Marshall County Health Care Auth.                           5.75          1/01/2032              1,157
    1,500    Marshall County Health Care Auth.                           5.75          1/01/2032              1,510
    2,500    Montgomery Medical Clinic Board                             4.75          3/01/2031              2,092
    2,500    Montgomery Medical Clinic Board                             4.75          3/01/2036              2,038
    7,670    Parks System Improvement Corp.                              5.00          6/01/2020              7,913
    7,805    Parks System Improvement Corp.                              5.00          6/01/2021              8,052
   15,000    State Public School and College Auth. (INS)                 5.50          9/01/2029             15,275
   11,000    Univ. of Alabama at Birmingham (INS) (PRE)                  5.88          9/01/2031             12,004
                                                                                                         ----------
                                                                                                             51,090
                                                                                                         ----------
             ARIZONA (1.2%)
    1,000    Phoenix Civic Improvement Corp., 5.50%,
               7/01/2013 (INS)                                           4.65(a)       7/01/2029                766
    1,500    Phoenix Civic Improvement Corp., 5.50%,
               7/01/2013 (INS)                                           4.66(a)       7/01/2030              1,142
   28,500    Univ. Medical Center Corp.                                  5.00          7/01/2035             25,007
                                                                                                         ----------
                                                                                                             26,915
                                                                                                         ----------
             ARKANSAS (0.0%)
    1,000    Baxter County                                               4.63          9/01/2028                850
                                                                                                         ----------
             CALIFORNIA (4.3%)
    2,000    Golden State Tobacco Securitization, 4.55%,
               6/01/2010 (INS)                                           4.50(a)       6/01/2022              1,674
    5,000    Golden State Tobacco Securitization, 4.60%,
               6/01/2010 (INS)                                           4.55(a)       6/01/2023              4,135
    5,000    Golden State Tobacco Securitization (PRE)                   5.38          6/01/2028              5,275
   17,025    Inland Empire Tobacco Securitization Auth.,
               5.75%, 12/01/2011                                         5.98(a)       6/01/2026             12,253
    5,000    San Francisco City and County Redevelopment
               Financing Auth. (INS)                                     4.88          8/01/2036              4,504
   10,000    State                                                       5.00          3/01/2029              9,948
   24,700    State                                                       4.50          8/01/2030             22,985
    8,100    State                                                       5.00          2/01/2032              7,999
    6,000    State                                                       5.00         11/01/2032              5,924
    5,000    State                                                       5.00         12/01/2032              4,937
    9,105    State Public Works Board                                    5.00         11/01/2029              9,130
    2,610    State Public Works Board                                    5.00          4/01/2030              2,539
    8,400    Statewide Communities Dev. Auth.                            4.75          4/01/2033              7,502
                                                                                                         ----------
                                                                                                             98,805
                                                                                                         ----------

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT LONG-TERM FUND
MARCH 31, 2008

PRINCIPAL                                                              COUPON              FINAL             MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
             COLORADO (2.8%)
  $ 3,500    Denver Convention Center Hotel Auth. (INS)                  4.75%        12/01/2035         $    3,079
    1,000    Denver Health and Hospital Auth. (PRE)                      6.00         12/01/2023              1,111
    3,730    Denver Health and Hospital Auth. (PRE)                      6.00         12/01/2031              4,145
    3,000    Denver Health and Hospital Auth. (PRE)                      6.25         12/01/2033              3,527
   15,765    Denver Health and Hospital Auth.                            4.75         12/01/2034             12,996
   10,000    E-470 Public Highway Auth. (INS)                            5.06(b)       9/01/2035              1,915
    1,000    Eagle Bend Metropolitan District No. 2 (INS)                5.25         12/01/2023              1,004
    4,000    Health Facilities Auth. (INS)                               5.50         12/01/2027              4,014
    3,500    Health Facilities Auth.                                     5.00          6/01/2029              3,229
    3,000    Health Facilities Auth.                                     5.25          6/01/2031              2,824
    2,000    Health Facilities Auth.                                     5.00          6/01/2035              1,792
    2,500    Health Facilities Auth.                                     5.25          6/01/2036              2,320
   10,000    State (INS)                                                 5.00         11/01/2030             10,006
   11,480    Summit County                                               7.88          9/01/2008             11,752
    2,000    Vista Ridge Metropolitan District (INS)                     5.00         12/01/2036              1,780
                                                                                                         ----------
                                                                                                             65,494
                                                                                                         ----------
             CONNECTICUT (3.1%)
    2,500    Health and Educational Facilities Auth. (INS)               5.13          7/01/2030              2,427
   64,950    Mashantucket (Western) Pequot Tribe(c)                      5.75          9/01/2027             61,149
    1,500    Mashantucket (Western) Pequot Tribe(c)                      5.50          9/01/2028              1,356
    7,500    Mashantucket (Western) Pequot Tribe(c)                      5.50          9/01/2036              6,555
                                                                                                         ----------
                                                                                                             71,487
                                                                                                         ----------
             DISTRICT OF COLUMBIA (2.7%)
   10,000    Community Academy Public Charter
               School, Inc. (INS)                                        4.88          5/01/2037              7,448
   15,320    District of Columbia (INS) (PRE)                            5.50          6/01/2029             16,128
   37,580    District of Columbia (INS)(d)                               5.50          6/01/2029             38,143
                                                                                                         ----------
                                                                                                             61,719
                                                                                                         ----------
             FLORIDA (3.8%)
   15,665    Board of Education (NBGA) (PRE)                             5.63          6/01/2025             16,903
    7,000    Board of Education (NBGA) (PRE)                             5.63          6/01/2029              7,553
    8,225    Flagler County School Board (INS)                           5.00          8/01/2030              8,105
    8,925    Highlands County Health Facilities Auth.                    5.00         11/15/2035              8,188
   15,000    Highlands County Health Facilities Auth.                    5.25         11/15/2036             14,234
    2,000    Orange County Health Facilities Auth. (PRE)                 5.75         12/01/2027              2,236
   10,000    Orange County Health Facilities Auth.                       4.75         11/15/2036              8,762
    2,000    Orange County School Board (INS)                            5.00          8/01/2032              1,961
   22,130    Seminole Tribe(c)                                           5.25         10/01/2027             20,013
                                                                                                         ----------
                                                                                                             87,955
                                                                                                         ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT LONG-TERM FUND
MARCH 31, 2008

PRINCIPAL                                                              COUPON              FINAL             MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
             GEORGIA (1.0%)
  $12,000    Fayette County Public Facilities Auth. (PRE)                5.88%         6/01/2028         $   13,022
   10,000    Savannah EDA                                                6.15          3/01/2017             10,453
                                                                                                         ----------
                                                                                                             23,475
                                                                                                         ----------
             ILLINOIS (8.7%)
      520    Chicago (INS)                                               5.25          1/01/2029                528
    5,000    Chicago                                                     6.75         12/01/2032              5,046
    3,445    Chicago-O'Hare International Airport (INS)                  5.13          1/01/2020              3,523
    3,060    Chicago-O'Hare International Airport (INS)                  5.13          1/01/2021              3,118
    2,000    Finance Auth.                                               5.00          4/01/2026              1,915
    4,500    Finance Auth.                                               5.00          4/01/2031              4,094
   24,535    Finance Auth. (INS)                                         5.00         11/15/2031             24,166
   17,840    Finance Auth.                                               4.50         11/15/2032             15,056
    7,000    Finance Auth.                                               5.00          4/01/2036              6,238
    9,865    Health Facilities Auth.                                     5.50          8/01/2020             10,376
    7,000    Health Facilities Auth.                                     5.25          9/01/2024              6,962
    5,030    Health Facilities Auth. (PRE)                               6.85         11/15/2029              5,616
    2,500    Housing Dev. Auth.                                          4.85          1/01/2037              2,253
    8,000    Metropolitan Pier and Exposition Auth. (INS)                5.50          6/15/2023              8,471
    5,000    Metropolitan Pier and Exposition Auth.,
               5.50%, 6/15/2012 (INS)                                    5.50(a)       6/15/2020              4,324
    2,500    Metropolitan Pier and Exposition Auth.,
               5.55%, 6/15/2012 (INS)                                    5.50(a)       6/15/2021              2,153
   23,980    Regional Transportation Auth. (INS)                         5.75          6/01/2020             27,605
   37,550    Regional Transportation Auth. (INS)                         6.50          7/01/2030             45,516
    3,000    Schaumburg (INS)                                            5.25         12/01/2034              3,032
    4,555    State                                                       5.13          6/15/2019              4,721
    7,565    State Finance Auth.                                         5.50          4/01/2032              7,119
    3,770    State Finance Auth.                                         5.50          4/01/2037              3,500
    4,071    Village of Gilberts (INS)                                   4.75          3/01/2030              3,889
    1,500    Village of Round Lake (INS)                                 4.70          3/01/2033              1,417
                                                                                                         ----------
                                                                                                            200,638
                                                                                                         ----------
             INDIANA (2.5%)
   15,780    Health and Educational Facility Financing Auth.             5.00          2/15/2036             14,286
   11,000    Health and Educational Facility Financing Auth.             5.00          2/15/2039              9,872
    6,000    Rockport (INS)                                              4.63          6/01/2025              5,592
    7,500    St. Joseph County Hospital Auth. (INS) (PRE)                5.63          8/15/2033              8,130
   10,440    State Bond Bank (PRE)                                       5.50          8/01/2021             11,281
    3,440    State Finance Auth.                                         5.00         10/01/2033              3,301
    4,195    Transportation Finance Auth. (PRE)                          5.38         12/01/2025              4,511
                                                                                                         ----------
                                                                                                             56,973
                                                                                                         ----------

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT LONG-TERM FUND
MARCH 31, 2008

PRINCIPAL                                                              COUPON              FINAL             MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
             IOWA (0.6%)
  $ 1,000    Finance Auth. (INS)                                         5.25%         5/15/2021         $    1,033
    3,495    Finance Auth. (INS)                                         5.25          5/15/2026              3,518
    5,000    Finance Auth. (INS)                                         4.75         12/01/2031              4,422
    5,000    Finance Auth. (INS)                                         5.00         12/01/2039              4,523
                                                                                                         ----------
                                                                                                             13,496
                                                                                                         ----------
             KANSAS (1.1%)
    4,000    Burlington (INS)                                            4.85          6/01/2031              3,807
    9,500    University of Kansas Hospital Auth.                         5.00          9/01/2036              8,732
   12,500    Wyandotte County                                            5.00         12/01/2020             12,106
                                                                                                         ----------
                                                                                                             24,645
                                                                                                         ----------
             KENTUCKY (0.2%)
    5,000    State Municipal Power Agency (INS)                          5.00          9/01/2037              4,932
                                                                                                         ----------
             LOUISIANA (1.0%)
   25,000    Parish of St. John the Baptist                              5.13          6/01/2037             22,080
                                                                                                         ----------
             MAINE (1.3%)
   27,750    State Turnpike Auth. (INS) (PRE)(d)                         5.75          7/01/2028             30,084
                                                                                                         ----------
             MARYLAND (1.0%)
    5,000    State Health and Higher Educational Facilities Auth.        5.75          1/01/2033              4,771
    6,000    State Health and Higher Educational Facilities Auth.        5.75          1/01/2038              5,673
   14,965    State Health and Higher Educational Facilities Auth.        4.75          5/15/2042             12,144
                                                                                                         ----------
                                                                                                             22,588
                                                                                                         ----------
             MASSACHUSETTS (1.5%)
    2,000    Development Finance Agency (INS)                            5.25          3/01/2026              1,875
    5,000    Health and Education Facilities Auth. (INS) (PRE)           5.88         10/01/2029              5,467
    3,500    State Health and Educational Facilities Auth.               5.00          7/15/2032              2,964
    2,750    State Health and Educational Facilities Auth.               5.00          7/15/2037              2,281
    5,000    State School Building Auth. (INS)                           4.75          8/15/2032              4,880
   16,000    Water Resources Auth. (INS) (PRE)                           5.75          8/01/2030             17,239
                                                                                                         ----------
                                                                                                             34,706
                                                                                                         ----------
             MICHIGAN (3.5%)
   49,395    Building Auth. (INS)                                        5.01(b)      10/15/2030             13,146
   43,000    Hospital Finance Auth. (PRE)                                6.13         11/15/2026             46,151
    5,000    Hospital Finance Auth.                                      5.25         11/15/2032              4,816

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT LONG-TERM FUND
MARCH 31, 2008

PRINCIPAL                                                              COUPON              FINAL             MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
  $ 7,000    Hospital Finance Auth.                                      5.00%        11/15/2038         $    6,402
   10,000    Municipal Auth. (PRE)                                       5.50         10/01/2021             10,625
                                                                                                         ----------
                                                                                                             81,140
                                                                                                         ----------
             MINNESOTA (0.9%)
    5,625    Chippewa County                                             5.50          3/01/2037              4,853
    7,917    Higher Education Facilities Auth., acquired
               8/28/2006; $8,016(c),(e)                                  5.43          8/28/2031              7,633
   10,000    Washington County Housing and
               Redevelopment Auth.                                       5.50         11/15/2027              9,142
                                                                                                         ----------
                                                                                                             21,628
                                                                                                         ----------
             MISSISSIPPI (0.4%)
    2,000    Hospital Equipment and Facilities Auth.                     5.25         12/01/2031              1,775
    8,750    Warren County                                               4.80          8/01/2030              6,987
                                                                                                         ----------
                                                                                                              8,762
                                                                                                         ----------
             MISSOURI (1.3%)
   25,000    Cape Girardeau County IDA                                   5.00          6/01/2036             20,824
    8,000    Cass County                                                 5.63          5/01/2038              7,315
    2,000    Dev. Finance Board                                          5.00          6/01/2035              1,739
                                                                                                         ----------
                                                                                                             29,878
                                                                                                         ----------
             MONTANA (0.3%)
    6,500    Forsyth (INS)                                               4.65          8/01/2023              6,051
                                                                                                         ----------
             NEBRASKA (0.5%)
    4,500    Platte County (INS)                                         6.10          5/01/2025              4,566
    6,500    Platte County (INS)                                         6.15          5/01/2030              6,577
                                                                                                         ----------
                                                                                                             11,143
                                                                                                         ----------
             NEVADA (3.1%)
   11,570    Clark County (INS)                                          5.25          6/15/2019             12,482
   21,000    Clark County (INS) (PRE)(d)                                 5.50          7/01/2025             22,453
   12,410    Clark County EDC                                            5.00          5/15/2029             11,894
   14,650    Clark County EDC (PRE)                                      5.50          5/15/2029             15,400
   10,420    Truckee Meadows Water Auth. (INS)                           4.88          7/01/2034              9,923
                                                                                                         ----------
                                                                                                             72,152
                                                                                                         ----------
             NEW JERSEY (3.9%)
    3,000    Camden County Improvement Auth.                             5.75          2/15/2034              2,791
    5,000    EDA                                                         5.50          6/15/2024              4,818
    6,000    EDA                                                         5.75          6/15/2029              5,884
    2,500    EDA                                                         5.50          6/15/2031              2,327
   20,000    EDA (INS)                                                   5.25          7/01/2031             20,178

26

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT LONG-TERM FUND
MARCH 31, 2008

PRINCIPAL                                                              COUPON              FINAL             MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
  $11,500    Health Care Facilities Financing Auth.                      5.00%         7/01/2029         $   10,501
   57,630    Health Care Facilities Financing Auth.                      5.07(b)       7/01/2032             11,360
    1,250    Health Care Facilities Financing Auth.                      5.13          7/01/2035              1,205
   30,020    Turnpike Auth. (PRE)                                        5.50          1/01/2027             31,697
                                                                                                         ----------
                                                                                                             90,761
                                                                                                         ----------
             NEW MEXICO (1.3%)
   32,380    Farmington                                                  4.88          4/01/2033             26,073
    2,700    Regents of the Univ. of New Mexico (INS)                    5.00          7/01/2032              2,704
                                                                                                         ----------
                                                                                                             28,777
                                                                                                         ----------
             NEW YORK (8.8%)
   21,485    Dormitory Auth.                                             6.00          8/15/2016             24,294
    2,500    Dormitory Auth.                                             5.25          7/01/2024              2,384
    5,000    Dormitory Auth.                                             5.00          7/01/2026              4,545
    5,000    Dormitory Auth.                                             5.00          7/01/2036              4,248
    5,010    Dormitory Auth., 5.95%, 7/01/2010 (INS) (PRE)               5.95(a)       7/01/2020              4,770
    5,690    Dormitory Auth., 6.00%, 7/01/2010 (INS) (PRE)               6.00(a)       7/01/2022              5,418
    3,210    Dormitory Auth., 6.05%, 7/01/2010 (INS) (PRE)               5.05(a)       7/01/2024              3,056
   10,910    Dutchess County IDA (PRE)                                   5.75          8/01/2030             11,861
   16,130    Liberty Dev. Corp.                                          5.25         10/01/2035             16,342
    5,000    Long Island Power Auth.                                     5.00          9/01/2035              4,905
    5,000    MTA                                                         5.00         11/15/2030              4,973
   20,000    MTA                                                         5.00         11/15/2033             19,799
    5,000    MTA (INS)                                                   4.75         11/15/2037              4,640
   10,000    MTA                                                         5.00         11/15/2037              9,832
    4,165    New York City                                               5.30         12/01/2018              4,382
    5,105    New York City                                               5.88          8/01/2019              5,520
    7,830    New York City (PRE)                                         6.00          5/15/2020              8,499
      970    New York City                                               6.00          5/15/2020              1,027
    5,000    New York City                                               5.13         12/01/2028              5,062
   22,740    New York City (PRE)                                         5.75          5/15/2030             24,572
   11,000    New York City Municipal Water Finance
               Auth. (PRE)                                               5.75          6/15/2030             11,636
    4,975    New York City Municipal Water Finance
               Auth. (PRE)                                               6.00          6/15/2033              5,414
    3,025    New York City Municipal Water Finance Auth.                 6.00          6/15/2033              3,263
    6,850    New York City Transit Auth. (INS) (PRE)                     5.88          1/01/2030              7,343
    1,770    New York City Transitional Finance Auth. (PRE)              5.50          5/01/2025              1,860
    2,215    New York City Transitional Finance Auth. (PRE)              5.50          5/01/2025              2,321
    1,500    Seneca Nation Indians Capital
               Improvements Auth.(c)                                     5.00         12/01/2023              1,323
                                                                                                         ----------
                                                                                                            203,289
                                                                                                         ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT LONG-TERM FUND
MARCH 31, 2008

PRINCIPAL                                                              COUPON              FINAL             MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
             NORTH CAROLINA (0.4%)
  $ 5,250    State Medical Care Commission                               5.00%         7/01/2033         $    4,469
    4,000    Wake County Industrial Facilities and Pollution
               Control Financing Auth.                                   5.38          2/01/2017              4,158
                                                                                                         ----------
                                                                                                              8,627
                                                                                                         ----------
             NORTH DAKOTA (0.3%)
    7,250    Fargo (INS)                                                 5.63          6/01/2031              7,537
                                                                                                         ----------
             OHIO (1.9%)
    5,000    Air Quality Dev. Auth. (INS)                                4.80          1/01/2034              4,617
   20,000    Buckeye Tobacco Settlement Financing Auth.                  5.88          6/01/2030             18,629
   10,000    Buckeye Tobacco Settlement Financing Auth.                  5.75          6/01/2034              8,924
    6,325    Lorain County                                               5.25          2/01/2021              6,319
    4,640    State Higher Education Facility Commission (INS)            5.00          5/01/2036              4,236
                                                                                                         ----------
                                                                                                             42,725
                                                                                                         ----------
             OKLAHOMA (3.1%)
   14,705    Chickasaw Nation(c)                                         6.00         12/01/2025             14,522
   13,125    Chickasaw Nation(c)                                         6.25         12/01/2032             13,018
    9,000    Norman Regional Hospital Auth. (INS)                        5.50          9/01/2023              9,130
    3,100    Norman Regional Hospital Auth.                              5.38          9/01/2029              2,830
    8,695    Norman Regional Hospital Auth.                              5.38          9/01/2036              7,679
    7,600    Norman Regional Hospital Auth.                              5.13          9/01/2037              6,428
    4,500    State Municipal Power Auth. (INS)                           4.50          1/01/2047              3,860
   12,000    Tulsa County Industrial Auth.                               4.60         12/15/2031             10,619
    2,675    Tulsa Industrial Auth.                                      5.00         10/01/2037              2,441
                                                                                                         ----------
                                                                                                             70,527
                                                                                                         ----------
             PENNSYLVANIA (0.0%)
    1,250    Allegheny County IDA                                        5.13          9/01/2031              1,107
                                                                                                         ----------
             RHODE ISLAND (1.2%)
    5,700    EDC (INS)                                                   5.00          7/01/2031              5,385
   12,185    EDC (INS)                                                   5.00          7/01/2036             11,365
      975    Housing and Mortgage Finance Corp.                          6.85         10/01/2024                976
    9,950    Housing and Mortgage Finance Corp.                          4.85          4/01/2033              9,243
                                                                                                         ----------
                                                                                                             26,969
                                                                                                         ----------
             SOUTH CAROLINA (2.3%)
    5,000    Georgetown County                                           5.70          4/01/2014              5,180
    2,300    Jobs EDA (INS)                                              5.25          2/01/2021              2,310
    3,750    Jobs EDA (INS)                                              5.38          2/01/2026              3,755

28

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT LONG-TERM FUND
MARCH 31, 2008

PRINCIPAL                                                              COUPON              FINAL             MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
  $12,580    Jobs EDA (PRE)                                              6.00%        11/15/2026         $   14,254
   17,420    Jobs EDA                                                    6.00         11/15/2026             17,985
   10,000    Jobs EDA (INS)                                              4.60          4/01/2027              9,026
                                                                                                         ----------
                                                                                                             52,510
                                                                                                         ----------
             SOUTH DAKOTA (0.1%)
    2,500    Health and Educational Facilities Auth.                     5.25         11/01/2027              2,452
                                                                                                         ----------
             TENNESSEE (1.5%)
    3,000    Johnson City Health and Educational
               Facilities Board                                          5.50          7/01/2031              2,831
    5,000    Johnson City Health and Educational
               Facilities Board                                          5.50          7/01/2036              4,655
    5,605    Shelby County (PRE)                                         6.38          9/01/2019              6,415
    9,395    Shelby County (PRE)                                         6.38          9/01/2019             10,752
   11,075    Sullivan County Health Educational & Housing
               Facilities Board                                          5.25          9/01/2036              9,703
                                                                                                         ----------
                                                                                                             34,356
                                                                                                         ----------
             TEXAS (18.0%)
    5,000    Austin Higher Education Auth. (PRE)                         5.25          8/01/2023              5,057
   19,500    Bell County Health Facilities Dev. Corp. (ETM)              6.50          7/01/2019             23,016
    1,520    Bexar County                                                5.00          7/01/2033              1,329
    1,795    Bexar County                                                5.00          7/01/2037              1,547
   12,100    Denton ISD (NBGA)                                           5.16(b)       8/15/2028              3,802
   13,885    Denton ISD (NBGA)                                           5.18(b)       8/15/2029              4,099
   11,220    Denton ISD (NBGA)                                           5.20(b)       8/15/2030              3,117
   15,645    Denton ISD (NBGA)                                           5.22(b)       8/15/2031              4,088
    7,000    Duncanville ISD (NBGA)                                      4.63          2/15/2029              6,688
    2,240    Eagle Mountain-Saginaw ISD (NBGA)                           4.50          8/15/2033              2,059
   10,420    Edinburg Consolidated ISD (NBGA) (PRE)                      5.50          2/15/2030             11,031
    9,155    Ennis ISD (NBGA)                                            4.70(b)       8/15/2034              1,963
    9,155    Ennis ISD (NBGA)                                            4.71(b)       8/15/2035              1,843
    2,890    Fort Bend ISD (NBGA) (PRE)                                  5.38          2/15/2024              2,984
    1,860    Fort Bend ISD (NBGA)                                        5.38          2/15/2024              1,885
    4,180    Guadalupe-Blanco River Auth. (INS)                          5.00          5/15/2039              4,117
    3,000    Harlandale ISD (NBGA)                                       4.75          8/15/2036              2,869
   25,000    Harris County(f)                                            4.75         10/01/2031             24,175
   22,000    Houston ISD (NBGA)                                          5.00          2/15/2033             22,030
    5,000    Irving ISD (NBGA)                                           5.38(b)       2/15/2028              1,621
   25,000    Judson ISD (NBGA)                                           4.50          2/01/2035             22,856
    7,750    Kerrville Health Facilities Dev. Corp.                      5.38          8/15/2035              6,912

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT LONG-TERM FUND
MARCH 31, 2008

PRINCIPAL                                                              COUPON              FINAL             MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
  $12,700    Lower Colorado River Auth. (INS)                            5.00%         5/15/2031         $   12,718
    4,500    Mesquite Health Facilities Dev. Corp.                       5.63          2/15/2035              4,013
   11,990    Midlothian Dev. Auth. (PRE)                                 7.88         11/15/2021             13,644
      955    Midlothian Dev. Auth.                                       5.13         11/15/2026                813
    9,175    Midlothian ISD (NBGA)                                       5.00          2/15/2034              9,148
   11,500    North Central Health Facilities Dev. Corp. (INS)            5.25          8/15/2022             11,725
    3,000    North Texas Tollway Auth.(f)                                5.63          1/01/2028              3,010
    5,000    North Texas Tollway Auth.(f)                                5.63          1/01/2033              5,009
   15,000    North Texas Tollway Auth.(f)                                5.63          1/01/2033             15,026
   12,500    North Texas Tollway Auth.(f)                                5.75          1/01/2040             12,536
    3,195    Northside ISD (NBGA)                                        5.13          2/15/2022              3,290
   13,500    Port of Corpus Christi IDC                                  5.45          4/01/2027             12,282
    5,490    Red River Education Finance Corp.                           4.38          3/15/2027              4,834
    1,000    San Leanna Education Facilities Corp.                       5.13          6/01/2026                953
    6,025    San Leanna Education Facilities Corp.                       4.75          6/01/2032              5,070
    2,395    San Leanna Education Facilities Corp.                       5.13          6/01/2036              2,138
    1,815    San Leanna Education Facilities Corp.                       5.13          6/01/2027              1,705
    7,205    Schertz - Cibolo - Universal City ISD (NBGA)                5.09(b)       2/01/2033              1,717
    6,200    Schertz - Cibolo - Universal City ISD (NBGA)                5.11(b)       2/01/2035              1,302
    4,000    State Transportation Commission                             4.50          4/01/2033              3,733
    1,100    Tarrant County Cultural Education Facilities
               Finance Corp.                                             6.00         11/15/2026              1,074
    6,315    Tarrant County Cultural Education Facilities
               Finance Corp.                                             5.63         11/15/2027              5,505
    4,000    Tarrant County Cultural Education Facilities
               Finance Corp.                                             6.00         11/15/2036              3,798
   13,000    Tarrant County Cultural Education Facilities
               Finance Corp.                                             5.13          5/15/2037             11,426
    4,000    Tarrant County Cultural Education Facilities
               Finance Corp.                                             5.75         11/15/2037              3,454
    6,420    Travis County Health Facilities Dev.
               Corp. (INS) (PRE)                                         5.88         11/15/2024              6,868
    4,595    Tyler Health Facilities Dev. Corp. (PRE)                    5.75          7/01/2027              5,194
    7,350    Tyler Health Facilities Dev. Corp. (PRE)                    6.00          7/01/2027              8,240
   22,000    Tyler Health Facilities Dev. Corp.                          5.25         11/01/2032             18,837
   10,000    Tyler Health Facilities Dev. Corp.                          5.00          7/01/2033              8,921
    8,585    Tyler Health Facilities Dev. Corp. (PRE)                    5.75          7/01/2033              9,703
    2,500    Tyler Health Facilities Dev. Corp.                          5.00          7/01/2037              2,201
    5,000    Tyler Health Facilities Dev. Corp.                          5.38         11/01/2037              4,323
   23,675    Veterans' Land Board (d)                                    6.25          8/01/2035             25,221
    3,000    Weatherford ISD (NBGA)                                      4.83(b)       2/15/2027              1,027

30

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT LONG-TERM FUND
MARCH 31, 2008

PRINCIPAL                                                              COUPON              FINAL             MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
  $ 2,500    Weatherford ISD (NBGA)                                      4.84%(b)      2/15/2028         $      804
    4,315    Weatherford ISD (NBGA) (PRE)                                5.45          2/15/2030              4,770
    3,105    Weatherford ISD (NBGA)                                      5.45          2/15/2030              3,158
    6,360    West Harris County Regional Water Auth. (INS)               4.70         12/15/2030              6,077
                                                                                                         ----------
                                                                                                            414,355
                                                                                                         ----------
             UTAH (0.3%)
    7,150    Nebo School District (NBGA) (PRE)                           5.50         7/01/2020               7,645
                                                                                                         ----------
             VIRGINIA (2.0%)
   11,280    College Building Auth.                                      5.00         6/01/2026              10,569
    5,000    College Building Auth.                                      5.00         6/01/2029               4,530
    4,000    College Building Auth.                                      5.00         6/01/2036               3,471
    8,665    Farms of New Kent Community Dev. Auth.                      5.45         3/01/2036               6,245
    1,300    Lewistown Commerce Center
               Community Dev. Auth.                                      5.75         3/01/2017               1,275
   10,875    Lewistown Commerce Center
               Community Dev. Auth.                                      6.05         3/01/2027               9,531
    4,500    Peninsula Town Center Community Dev. Auth.                  6.45         9/01/2037               3,901
    5,000    Small Business Financing Auth.                              5.25         9/01/2037               4,478
    3,000    Watkins Centre Community Dev. Auth.                         5.40         3/01/2020               2,721
                                                                                                         ----------
                                                                                                             46,721
                                                                                                         ----------
             WASHINGTON (2.2%)
    7,665    Health Care Facilities Auth. (INS)                          5.25        10/01/2021               7,950
   13,030    Health Care Facilities Auth. (INS)                          4.75        12/01/2031              11,416
   10,000    Health Care Facilities Auth. (INS)                          5.25        10/01/2033              10,000
    5,000    Health Care Facilities Auth. (INS)(f)                       5.25        10/01/2033               5,035
    5,000    Housing Finance Commission (INS)                            6.00         7/01/2029               5,042
    9,830    Snohomish County (INS)                                      5.13        12/01/2021              10,195
                                                                                                         ----------
                                                                                                             49,638
                                                                                                         ----------
             WEST VIRGINIA (0.2%)
    2,500    West Virginia Univ. Board of Governors (INS)                5.00        10/01/2027               2,488
    2,500    West Virginia Univ. Board of Governors (INS)                5.00        10/01/2028               2,478
                                                                                                         ----------
                                                                                                              4,966
                                                                                                         ----------
             WISCONSIN (0.8%)
      635    Health and Educational Facilities Auth.                     5.38        10/01/2021                 671
   10,600    Health and Educational Facilities Auth.                     5.38         2/15/2034               9,959
    8,000    Univ. of Wisconsin Hospitals and Clinics
               Auth. (INS) (PRE)                                         6.20         4/01/2029               8,679
                                                                                                         ----------
                                                                                                             19,309
                                                                                                         ----------
             Total Fixed-Rate Instruments (cost: $2,281,485)                                              2,240,957
                                                                                                         ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT LONG-TERM FUND
MARCH 31, 2008

PRINCIPAL                                                              COUPON              FINAL             MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
             PUT BONDS (0.6%)

             MICHIGAN (0.3%)
  $ 5,500    Strategic Fund (INS)                                         4.85%        9/01/2030         $    5,739
                                                                                                         ----------
             MONTANA (0.2%)
    5,000    Forsyth (INS)                                                5.00        10/01/2032              5,046
                                                                                                         ----------
             VIRGINIA (0.1%)
    1,500    Farms of New Kent Community Dev. Auth.                       5.13         3/01/2036              1,039
    2,000    Farms of New Kent Community Dev. Auth.                       5.80         3/01/2036              1,511
                                                                                                         ----------
                                                                                                              2,550
                                                                                                         ----------
             Total Put Bonds (cost: $13,767)                                                                 13,335
                                                                                                         ----------
             PERIODIC AUCTION RESET BONDS (0.2%)

             CALIFORNIA (0.0%)
      750    Association of Bay Area Governments Finance
               Auth. for Nonprofit Corps. (INS)                           9.49        11/15/2035                750
                                                                                                         ----------
             SOUTH CAROLINA (0.2%)
    4,275    Jobs EDA (INS)                                               9.99         8/01/2035              4,275
                                                                                                         ----------
             Total Periodic Auction Reset Bonds (cost: $5,025)                                                5,025
                                                                                                         ----------
             VARIABLE-RATE DEMAND NOTES (2.6%)

             CALIFORNIA (0.6%)
    2,900    Richmond Joint Powers Financing Auth. (INS)(LIQ)             9.00         8/01/2037              2,900
    7,880    Westminster (INS)(LIQ)                                      10.00         6/01/2022              7,880
    3,160    Westminster (INS)(LIQ)                                      10.00         6/01/2024              3,160
                                                                                                         ----------
                                                                                                             13,940
                                                                                                         ----------
             FLORIDA (1.4%)
    7,005    Escambia County Health Facilities Auth. (LIQ)(INS)           6.00        11/15/2015              7,005
    5,300    Palm Beach County (INS)(LIQ)                                 7.25         3/01/2027              5,300
   20,000    Pasco County School Board (INS)(LIQ)                        10.00         8/01/2026             20,000
                                                                                                         ----------
                                                                                                             32,305
                                                                                                         ----------
             GEORGIA (0.2%)
    5,125    Gainesville and Hall County Dev. Auth.
               (LIQ)(INS)                                                 6.00        11/15/2033              5,125
                                                                                                         ----------

32

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT LONG-TERM FUND
MARCH 31, 2008

PRINCIPAL                                                              COUPON              FINAL             MARKET
   AMOUNT    SECURITY                                                    RATE           MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
             PENNSYLVANIA (0.2%)
  $ 5,400    Harrisburg Auth. (INS)(NBGA)                                10.00%       7/15/2029          $    5,400
                                                                                                         ----------
             SOUTH CAROLINA (0.1%)
    2,360    State Jobs-EDA (INS)(LIQ)                                    8.00        4/01/2027               2,360
                                                                                                         ----------
             VIRGINIA (0.1%)
    1,100    Russell 150 Community Dev. Auth. (LIQ)(NBGA)(c)              5.05        3/01/2036               1,100
                                                                                                         ----------
             Total Variable-Rate Demand Notes (cost: $60,230)                                                60,230
                                                                                                         ----------

             TOTAL INVESTMENTS (COST: $2,360,507)                                                        $2,319,547
                                                                                                         ==========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA TAX EXEMPT LONG-TERM FUND
MARCH 31, 2008

                                 GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

         (b) Zero-coupon security. Rate represents the effective yield at the date of purchase.

         (c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

         (d) At March 31, 2008, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

         (e) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of

34

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA TAX EXEMPT LONG-TERM FUND
MARCH 31, 2008

             these   securities  at  March  31,  2008,  was  $7,633,000,   which
             represented 0.3% of the Fund's net assets.

         (f) At March 31, 2008, the aggregate market value of securities purchased on a delayed-delivery basis was $50,286,000, which included when-issued securities of $35,581,000.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA TAX EXEMPT LONG-TERM FUND
MARCH 31, 2008

ASSETS
  Investments in securities, at market value (cost of $2,360,507)              $2,319,547
  Cash                                                                                 12
  Receivables:
     Capital shares sold                                                            2,507
     USAA Transfer Agency Company (Note 5C)                                             1
     Interest                                                                      32,460
     Securities sold                                                                1,837
                                                                               ----------
        Total assets                                                            2,356,364
                                                                               ----------
LIABILITIES
  Payables:
     Securities purchased                                                          49,336
     Capital shares redeemed                                                          741
     Dividends on capital shares                                                    2,490
  Accrued management fees                                                             463
  Accrued transfer agent's fees                                                         7
  Other accrued expenses and payables                                                  71
                                                                               ----------
        Total liabilities                                                          53,108
                                                                               ----------
           Net assets applicable to capital shares outstanding                 $2,303,256
                                                                               ==========

NET ASSETS CONSIST OF:
  Paid-in capital                                                              $2,337,860
  Accumulated net realized gain on investments                                      6,356
  Net unrealized depreciation of investments                                      (40,960)
                                                                               ----------
           Net assets applicable to capital shares outstanding                 $2,303,256
                                                                               ==========
  Capital shares outstanding, unlimited number of shares authorized,
     no par value                                                                 177,641
                                                                               ==========

  Net asset value, redemption price, and offering price per share              $    12.97
                                                                               ==========

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

36

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA TAX EXEMPT LONG-TERM FUND
YEAR ENDED MARCH 31, 2008

INVESTMENT INCOME
  Interest income                                                   $ 124,176
                                                                    ---------
EXPENSES
  Management fees                                                       6,452
  Administration and servicing fees                                     3,596
  Transfer agent's fees                                                   959
  Custody and accounting fees                                             304
  Postage                                                                  62
  Shareholder reporting fees                                               24
  Trustees' fees                                                            9
  Registration fees                                                        55
  Professional fees                                                        78
  Other                                                                    38
                                                                    ---------
     Total expenses                                                    11,577
  Expenses paid indirectly                                               (219)
                                                                    ---------
     Net expenses                                                      11,358
                                                                    ---------
NET INVESTMENT INCOME                                                 112,818
                                                                    ---------
NET REALIZED AND UNREALIZED  GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on:
     Unaffiliated transactions                                          9,251
     Affiliated transactions (Note 7)                                    (246)
  Change in net unrealized appreciation/depreciation                 (169,904)
                                                                    ---------
        Net realized and unrealized loss                             (160,899)
                                                                    ---------
  Decrease in net assets resulting from operations                  $ (48,081)
                                                                    =========

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA TAX EXEMPT LONG-TERM FUND
YEARS ENDED MARCH 31,

                                                                  2008                2007
                                                            ------------------------------
FROM OPERATIONS
  Net investment income                                     $  112,818          $  106,385
  Net realized gain on investments                               9,005              15,553
  Change in net unrealized appreciation/depreciation
     of investments                                           (169,904)              2,247
                                                            ------------------------------
     Increase (decrease) in net assets resulting
        from operations                                        (48,081)            124,185
                                                            ------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                       (112,818)           (106,385)
  Net realized gains                                            (6,585)            (23,576)
                                                            ------------------------------
     Distributions to shareholders                            (119,403)           (129,961)
                                                            ------------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                    241,776             237,297
  Reinvested dividends                                          87,344              96,095
  Cost of shares redeemed                                     (304,694)           (264,201)
                                                            ------------------------------
     Increase in net assets from capital share transactions     24,426              69,191
                                                            ------------------------------
  Capital contribution from USAA Transfer Agency
     Company (Note 5C)                                               1                   5
                                                            ------------------------------
  Net increase (decrease) in net assets                       (143,057)             63,420

NET ASSETS
  Beginning of year                                          2,446,313           2,382,893
                                                            ------------------------------
  End of year                                               $2,303,256          $2,446,313
                                                            ==============================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                   17,872              16,983
  Shares issued for dividends reinvested                         6,500               6,875
  Shares redeemed                                              (22,580)            (18,946)
                                                            ------------------------------
     Increase in shares outstanding                              1,792               4,912
                                                            ==============================

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

38

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA TAX EXEMPT LONG-TERM FUND
MARCH 31, 2008

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this annual report pertains only to the USAA Tax Exempt Long-Term Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

              1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

              2. Short-term  securities with original or remaining maturities of
                 60 days or less may be valued at amortized cost, which approximates market value.

              3. Securities   for  which  market   quotations  are  not  readily
                 available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT LONG-TERM FUND
MARCH 31, 2008

                 but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

              B. FEDERAL  TAXES  - The  Fund's  policy  is to  comply  with  the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

              C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the  securities  are  purchased  or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

              D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS
                 - Delivery and payment for securities that have been purchased by

40

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT LONG-TERM FUND
MARCH 31, 2008

                 the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of March 31, 2008, net outstanding delayed-delivery commitments, including interest purchased, for the Fund were $49,336,000, which included when-issued securities of $34,810,000.

              E. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the year ended March 31, 2008, these custodian and other bank credits reduced the Fund's expenses by $219,000.

              F. INDEMNIFICATIONS - Under the Trust's organizational  documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

              G. USE OF ESTIMATES - The  preparation of financial  statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT LONG-TERM FUND
MARCH 31, 2008

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the year ended March 31, 2008, the Fund paid CAPCO facility fees of $3,000, which represents 6.2% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended March 31, 2008.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

42

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT LONG-TERM FUND
MARCH 31, 2008

         The tax character of distributions paid during the years ended March 31, 2008, and 2007, was as follows:

                                                 2008                   2007
                                             -----------------------------------
Tax-exempt income                            $112,818,000           $106,385,000
Ordinary income*                                1,970,000                 89,000
Net long-term capital gains                     4,615,000             23,487,000

         As of March 31, 2008, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income                                     $  2,387,000
Undistributed long-term capital gains                                  6,361,000
Unrealized depreciation                                              (40,960,000)

*Represents short-term realized capital gains, which are taxable as ordinary income.

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended March 31, 2008, were $761,063,000 and $757,586,000, respectively.

         As of March 31, 2008, the cost of securities, including short-term securities, for federal income tax purposes, was $2,360,507,000.

         Gross unrealized appreciation and depreciation of investments as of March 31, 2008, for federal income tax purposes, were $77,538,000 and $118,498,000, respectively, resulting in net unrealized depreciation of $40,960,000.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT LONG-TERM FUND
MARCH 31, 2008

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper General Municipal Debt Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper General Municipal Debt Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average net assets for the fiscal year.

                 The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

                 The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%                       +/- 0.04%
+/- 0.51% to 1.00%                       +/- 0.05%
+/- 1.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

44

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT LONG-TERM FUND
MARCH 31, 2008

                 Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper General Municipal Debt Funds Index over that period, even if the Fund had overall negative returns during the performance period.

                 For the year ended March 31, 2008, the Fund incurred total management fees, paid or payable to the Manager, of $6,452,000, which included a performance adjustment of $(261,000) that decreased the base management fee of 0.28% by 0.01%.

              B. ADMINISTRATION  AND  SERVICING  FEES  -  The  Manager  provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended March 31, 2008, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $3,596,000.

                 In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended March 31, 2008, the Fund reimbursed the Manager $39,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

              C. TRANSFER  AGENT'S FEES - USAA Transfer  Agency  Company,  d/b/a
                 USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended March 31, 2008, the Fund incurred transfer agent's fees, paid

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT LONG-TERM FUND
MARCH 31, 2008

                 or payable to SAS, of $959,000. Additionally, the Fund recorded a receivable from SAS of $1,000 at March 31, 2008, for adjustments related to corrections to shareholder transactions.

              D. UNDERWRITING   SERVICES  -  The  Manager   provides   exclusive
                 underwriting  and  distribution  of  the  Fund's  shares  on  a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

         During the year ended March 31, 2008, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA funds at the then-current market price with no brokerage commissions incurred.

                                                                                        NET REALIZED
                                                                            COST TO      GAIN (LOSS)
             SELLER                             PURCHASER                  PURCHASER      TO SELLER
-----------------------------------------------------------------------------------------------------
USAA Tax Exempt Long-Term Fund        USAA Florida Tax-Free Income Fund   $ 4,910,000    $(247,000)

USAA Tax Exempt Long-Term Fund        USAA Virginia Bond Fund               7,800,000        1,000

USAA California Bond Fund             USAA Tax Exempt Long-Term Fund          500,000            0*

USAA Florida Tax-Free Income Fund     USAA Tax Exempt Long-Term Fund       12,654,000     (462,000)

USAA Virginia Bond Fund               USAA Tax Exempt Long-Term Fund       14,670,000     (124,000)

*Amount is less than $500.

46

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT LONG-TERM FUND
MARCH 31, 2008

(8) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

              A. FASB  INTERPRETATION  NO. 48,  "ACCOUNTING  FOR  UNCERTAINTY IN
                 INCOME TAXES" (FIN 48) - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FIN 48. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. The Fund adopted FIN 48 effective April 1, 2007, and has applied it to all open tax years as of the effective date. The Manager has determined that the adoption of FIN 48 has not resulted in a material impact to the Fund's net assets, results of operations, or financial statement disclosures.

              B. STATEMENT  ON  FINANCIAL  ACCOUNTING  STANDARDS  (FAS) NO. 157,
                 "FAIR VALUE MEASUREMENTS" (FAS 157) - In September 2006, FASB issued FAS 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of March 31, 2008, the Manager does not believe the adoption of FAS 157 will impact the amounts reported in the Fund's financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

              C. STATEMENT ON FINANCIAL  ACCOUNTING STANDARDS NO. 159, "THE FAIR
                 VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (FAS 159) - In February 2007, FASB issued FAS 159. In summary, FAS 159

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT LONG-TERM FUND
MARCH 31, 2008

                 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. FAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager has evaluated FAS 159 and has determined that there are no eligible instruments for which the Fund intends to avail itself of the fair value option.

              D. STATEMENT   ON   FINANCIAL   ACCOUNTING   STANDARDS   NO.  161,
                 "DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - an amendment of FASB Statement No. 133" (FAS 161)
                 - In March 2008, FASB issued FAS 161. In summary, FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. The Manager is in the process of evaluating the impact of FAS 161 on the Fund's financial statement disclosures.

48

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT LONG-TERM FUND
MARCH 31, 2008

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Per share operating performance for a share outstanding throughout each period is as follows:

                                                                    YEAR ENDED MARCH 31,
                                         ------------------------------------------------------------------------------
                                               2008             2007             2006             2005             2004
                                         ------------------------------------------------------------------------------
Net asset value at
   beginning of period                   $    13.91       $    13.94       $    14.01       $    14.13       $    13.83
                                         ------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                        .64              .62              .62              .63              .65
   Net realized and unrealized
      gain (loss)                              (.90)             .11             (.04)            (.12)             .30
                                         ------------------------------------------------------------------------------
Total from investment operations               (.26)             .73              .58              .51              .95
                                         ------------------------------------------------------------------------------
Less distributions from:
   Net investment income                       (.64)            (.62)            (.62)            (.63)            (.65)
   Realized capital gains                      (.04)            (.14)            (.03)               -                -
                                         ------------------------------------------------------------------------------
Total distributions                            (.68)            (.76)            (.65)            (.63)            (.65)
                                         ------------------------------------------------------------------------------
Net asset value at end of period         $    12.97       $    13.91       $    13.94       $    14.01       $    14.13
                                         ==============================================================================
Total return (%)*                             (1.98)            5.33             4.18             3.70             7.01
Net assets at end of period (000)        $2,303,256       $2,446,313       $2,382,893       $2,300,246       $2,273,109
Ratios to average net assets:**
   Expenses (%)(a)                              .48              .55              .55              .56              .56
   Net investment income (%)                   4.71             4.45             4.38             4.50             4.63
Portfolio turnover (%)                           32               36               26               17               23

 *  Assumes reinvestment of all net investment income and realized capital gain distributions during the period.
**  For the year ended March 31, 2008, average net assets were $2,396,731,000.
(a) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                               (.01%)           (.00%)(+)        (.00%)(+)        (.00%)(+)        (.00%)(+)
  + Represents less than 0.01% of average net assets.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA TAX EXEMPT LONG-TERM FUND
MARCH 31, 2008

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of October 1, 2007, through March 31, 2008.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the

50

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA TAX EXEMPT LONG-TERM FUND
MARCH 31, 2008

         Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                              EXPENSES PAID
                                    BEGINNING              ENDING             DURING PERIOD*
                                  ACCOUNT VALUE         ACCOUNT VALUE        OCTOBER 1, 2007-
                                 OCTOBER 1, 2007        MARCH 31, 2008        MARCH 31, 2008
                                 -------------------------------------------------------------
Actual                              $1,000.00             $  981.30               $2.23

Hypothetical
  (5% return before expenses)        1,000.00              1,022.75                2.28

         *Expenses are equal to the Fund's annualized expense ratio of 0.45%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of (1.87)% for the six-month period of October 1, 2007, through March 31, 2008.

 T R U S T E E S '  A N D  O F F I C E R S '
===================-------------------------------------------------------------
                    INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

         The Board of Trustees of the Trust consists of six Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board of Trustees is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

         Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company offering 39 individual funds as of March 31, 2008. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

         If you would like more information about the funds' Trustees, you may call (800) 531-USAA to request a free copy of the funds' statement of additional information (SAI).

52

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

         CHRISTOPHER W. CLAUS (2, 4)
         Trustee
         Born: December 1960
         Year of Election or Appointment: 2001

         President, Financial Services Group, USAA (1/07-present); President and Chair of the Board of Directors, IMCO (2/08-present); President, USAA Financial Advisors, Inc. (FAI) (12/07-present); Chair of the Board of Directors and Chief Investment Officer, IMCO (1/07-2/08); President and Chief Executive Officer, Director, and Chair of the Board of Directors, IMCO (12/04-1/07); President and Chief Executive Officer, Director, and Vice Chair of the Board of Directors, IMCO (2/01-12/04). Mr. Claus serves as President, Trustee, and Vice Chair of the Board of Trustees of the USAA family of funds. He also serves as Chair of the Board of Directors of USAA Shareholder Account Services (SAS), USAA Financial Planning Services Insurance Agency, Inc. (FPS), and FAI. Mr. Claus is also a Director for USAA Life Insurance Company (USAA Life) and USAA Federal Savings Bank (FSB).

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

         BARBARA B. DREEBEN (3, 4, 5, 6)
         Trustee
         Born: June 1945
         Year of Election or Appointment: 1994

         President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         (1) INDICATES THE TRUSTEE IS AN EMPLOYEE OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND IS CONSIDERED AN "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

         (2) MEMBER OF EXECUTIVE COMMITTEE

         (3) MEMBER OF AUDIT COMMITTEE

         (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

         (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

         (6) THE ADDRESS FOR ALL NON-INTERESTED TRUSTEES IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         ROBERT L. MASON, PH.D. (3, 4, 5, 6)
         Trustee
         Born: July 1946
         Year of Election or Appointment: 1997

         Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         BARBARA B. OSTDIEK, PH.D. (3, 4, 5, 6)
         Trustee
         Born: March 1964
         Year of Election or Appointment: 2007

         Jesse H. Jones Graduate School of Management, Associate Professor of Management, Rice University (7/01-present) and Academic Director, El Paso Corporation Finance Center (7/02-present). Mrs. Ostdiek serves as a Trustee of the USAA family of funds. Mrs. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         MICHAEL F. REIMHERR (3, 4, 5, 6)
         Trustee
         Born: August 1945
         Year of Election or Appointment: 2000

         President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

54

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         RICHARD A. ZUCKER (2, 3, 4, 5, 6)
         Trustee and Chair of the Board of Trustees
         Born: July 1943
         Year of Election or Appointment: 1992(+)

         Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         (+) MR. ZUCKER WAS ELECTED AS CHAIR OF THE BOARD IN 2005.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

         CLIFFORD A. GLADSON
         Vice President
         Born: November 1950
         Year of Appointment: 2002

         Senior Vice President, Fixed Income Investments, IMCO (9/02-present).

         RONALD B. SWEET
         Vice President
         Born: November 1962
         Year of Appointment: 2006

         Vice President, Equity Investments, IMCO (6/06-present); Assistant Vice President, Investment Strategy & Analysis, USAA (12/01-6/06).

         MARK S. HOWARD
         Secretary
         Born: October 1963
         Year of Appointment: 2002

         Senior Vice President, Life/IMCO/FPS General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for Life, IMCO, FAI, FPS, and SAS.

         ROBERTO GALINDO, JR.
         Treasurer
         Born: November 1960
         Year of Appointment: 2000

         Assistant    Vice     President,     Portfolio     Accounting/Financial
         Administration, USAA (12/02-present); Assistant Treasurer, USAA family of funds (7/00-2/08).

         (1) INDICATES  THOSE  OFFICERS  WHO ARE  EMPLOYEES  OF USAA  INVESTMENT
             MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

56

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         JEFFREY D. HILL
         Chief Compliance Officer
         Born: December 1967
         Year of Appointment: 2004

         Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present);
         Assistant  Vice  President,   Investment  Management  Administration  &
         Compliance, USAA (12/02-9/04).

         ROSE URBANCZYK
         Assistant Treasurer
         Born: June 1961
         Year of Appointment: 2008

         Executive Director, Finance, Senior Financial Officer, IMCO (11/07-present); Senior Financial Officer and Treasurer, FAI (4/07-present); Executive Director, Finance, Senior Financial Officer and Treasurer, FPS (8/06-present); Executive Director, Enterprise Planning & Performance Management (3/03-8/06); Director, Accounting/Financial, Corporate Financial Reporting, Planning & Analysis IMCO (2/01-10/06).

                  TRUSTEES    Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Barbara B. Ostdiek, Ph.D.
                              Michael F. Reimherr
                              Richard A. Zucker

--------------------------------------------------------------------------------

            ADMINISTRATOR,    USAA Investment Management Company
       INVESTMENT ADVISER,    P.O. Box 659453
          UNDERWRITER, AND    San Antonio, Texas 78265-9825
               DISTRIBUTOR

--------------------------------------------------------------------------------

            TRANSFER AGENT    USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

--------------------------------------------------------------------------------

             CUSTODIAN AND    State Street Bank and Trust Company
          ACCOUNTING AGENT    P.O. Box 1713
                              Boston, Massachusetts 02105

--------------------------------------------------------------------------------

               INDEPENDENT    Ernst & Young LLP
         REGISTERED PUBLIC    100 West Houston St., Suite 1800
           ACCOUNTING FIRM    San Antonio, Texas 78205

--------------------------------------------------------------------------------

               MUTUAL FUND    LEARN MORE ONLINE NOW
        SELF-SERVICE  24/7    At "Products & Services" click
              AT  USAA.COM    "Investments" then "Mutual Funds"

                  OR  CALL    View account balance, transactions, fund
            (800) 531-USAA    prices; or exchange/redeem fund shares.
                              Go to "My Accounts" then "Investments"

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE AT NO CHARGE (I) BY CALLING (800) 531-USAA; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

-------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
                                                                     U.S.
                                                                   Postage
                                                                   P A I D
                                                                    USAA
                                                                -------------
   GO PAPERLESS!
   Get USAA documents online.
   At USAA.COM click: DOCUMENTS

--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

40858-0508                                   (C)2008, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On September 20, 2007, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

In 2006, the Trustee designated as the Board's audit committee financial expert resigned from the Board. The Board has not determined that another Trustee qualifies as an audit committee financial expert. The Board is seeking a replacement and will consider a candidate's qualifications to become the audit committee financial expert as a factor in the evaluation process.




ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 39 funds in all. Only 12 funds of the Registrant have a fiscal year-end of March 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended March 31, 2008 and 2007 were $249,620 and $240,010, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended March 31, 2008 and 2007 were $64,375 and $55,000, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. The aggregate fees paid or accrued by the Registrant for professional services rendered by Ernst & Young LLP for the tax services are listed below in the table:

------------------------------------------------------------------
               Review of Federal,
               State and City       Quarterly
               Income and tax       Diversification
               returns and excise   Review under
               tax calculations     Subchapter M            TOTAL
------------------------------------------------------------------
FYE 03-31-2008     $ 0                $    0                $    0
FYE 03-31-2007     $ 0                $4,027                $4,027
------------------------------------------------------------------
TOTAL              $ 0                $4,027                $4,027
------------------------------------------------------------------

All tax service fees were preapproved by the Audit Committee.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended March 31, 2008 and 2007.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and the Funds' transfer agent, SAS, for March 31, 2008 and 2007 were $106,475 and $93,587, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2008 and 2007 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:




                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
            - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
            - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
            - compliance with applicable laws and governmental rules and regulations;
            - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the Chair/CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
            -     accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

A.       DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and IMCO's Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (i.e., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the Chair/CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the Chair/CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

         - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
         - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
         - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
         - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the
              USAA Funds' and IMCO's operating policies and procedures.
         -    A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
         -    A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the Chair/CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.     REQUIRED REPORTS

                -     EACH COVERED OFFICER MUST:
                      - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                      - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                -     THE CHIEF LEGAL OFFICER MUST:
                      - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                      - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

               - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the Chairman/CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
               - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the Chair/CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
               - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
               - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the Chair/CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee.
                  The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures; (2) notifications to appropriate personnel of IMCO or USAA; (3) dismissal of the Covered Officer; and/or
                  (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The USAA Funds' and IMCO's Joint Code of Ethics under Rule 17j-1 under the 1940 Act, and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, IMCO, and other personnel of USAA as determined by the affected Trust's Chief Legal Officer or the Chairman of the Board of Trustees.



Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003 Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved and adopted by the Board of Trustees of USAA Life Investment Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 20, 2007




                                   APPENDIX A
                                COVERED OFFICERS
                                ----------------

                                   PRESIDENT
                                   TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended March 31, 2008

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    MAY 26, 2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    May 30, 2008
         ------------------------------


By:*     /s/ ROBERT GALINDO, JR.
         ----------------------------------------------------
         Signature and Title:  Robert Galindo, Jr., Treasurer

Date:    May 28, 2008
         ------------------------------


*Print the name and title of each signing officer under his or her signature.